Pension and Other Post-retirement Benefit Plans (Table 9) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair Value of plan assets at beginning of year	$ 23.8	$ 21.1
Assets still held at year end	3.9	2.7
Fair value of plan assets at end of year	$ 27.7	$ 23.8